Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	50,026.73
Total Offset Amount	50,026.73
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A